Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	Chief Counsel
Minneapolis, MN 55402	Direct Line: (651) 341-6064
Email: richard.ertel@usbank.com

September 9, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:    First American Funds, Inc.

          File Nos. 002-74747 and 811-03313

Ladies and Gentlemen:

On behalf of First American Funds, Inc. (the “Registrant”), a Minnesota business corporation, attached herewith for filing pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), please find a registration statement on Form N-14 (the “Form N-14”). This Form N-14 is being filed in connection with a proposed reorganization between the Registrant and PFM Funds, a Virginia business trust, on behalf of its series, Government Select Series (the “Acquired Fund”). Pursuant to the terms of the Reorganization, and subject to shareholder approval from the shareholders of the Acquired Fund, the Acquired Fund will transfer all of its assets and liabilities to Government Obligations Fund, a series of the Registrant (“Acquiring Fund”), in exchange for shares of the Acquiring Fund.

The reorganization of the Acquired Fund into the Acquiring Fund will consist of (i) the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for newly-issued shares of common stock, par value $0.01 per share, of the Acquiring Fund (the “Acquiring Fund Common Shares”) and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund; and (ii) the distribution of all of the Acquiring Fund Common Shares received by the Acquired Fund to the holders of common shares of the Acquired Fund as part of the complete liquidation, dissolution and termination of the Acquired Fund.

If you have any questions or comments about this filing, please contact Rita Rubin via email at Rita.Rubin@ropesgray.com or by calling (312) 845-1241.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel